Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices (Policies)	9 Months Ended
Sep. 30, 2025
Basis of Preparation of the Unaudited Interim Condensed Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices [Abstract]
Basis of preparation
a) Basis of preparation

The accompanying unaudited interim condensed consolidated financial statements as of and for the three-month and nine-month periods ended September 30, 2025, have been prepared in conformity with International Accounting Standard No. 34, Interim Financial Reporting (“IAS 34”). The Company has prepared the unaudited interim condensed consolidated financial statements on the basis that it will continue to operate as a going concern. Management considers that there are no material uncertainties that may cast significant doubt over this assumption. Management concluded that the Company has adequate resources to continue in operational existence for the foreseeable future, and not less than 12 months from the end of the reporting period.

The accompanying interim condensed consolidated statement of financial position as of September 30, 2025, as well as the interim condensed consolidated statements of comprehensive income, for the three-month and nine-month periods ended September 30, 2025; changes in shareholders’ equity and cash flows for the nine-month periods ended September 30, 2025 and 2024, and their related disclosures included in these notes, are unaudited.

These unaudited interim condensed consolidated financial statements have been prepared using the same accounting policies as those used in the preparation of our annual consolidated financial statements as of December 31, 2024, except for the adoption of new standards and interpretations effective as from January 1, 2025.

These unaudited interim condensed consolidated financial statements do not include all the information and disclosures required in annual consolidated financial statements and should be read in conjunction with the Company’s annual consolidated financial statements as of December 31, 2024 and for the three-year period then ended, included in the Company’s annual report on Form 20-F filed with the U.S. Securities and Exchange Commission on May 14, 2025 (the “2024 Form 20-F”).

The preparation of these unaudited interim condensed consolidated financial statements in accordance with IAS 34 requires the use of critical estimates and assumptions that affect the amounts reported for certain assets and liabilities, as well as certain revenues and expenses. It also requires that management exercise judgment in the application of the Company’s accounting policies.

The Mexican peso is the functional currency of the Company’s Mexican operations and the consolidated reporting currency of the Company.

i) New standards, interpretations and amendments adopted by the Company

The Company has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

One IFRS amendment applies for the first time in 2025 but had no impact on the unaudited interim condensed consolidated financial statements of the Company.

Lack of exchangeability – Amendments to IAS 21

In August 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates to specify how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows.

The amendments are effective for annual reporting periods beginning on or after January 1, 2025. When applying the amendments, an entity cannot restate comparative information.

The amendments had no impact on the Company’s unaudited interim condensed consolidated financial statements.

Climate-related matters
b) Climate-related matters

The Company considers climate-related matters where appropriate. This assessment includes a wide range of possible impacts on the Company due to both physical and transition risks. The Company has not identified an environmental nor transitional risk associated to climate change with the potential to have a significant effect in the Company’s financial performance and results of operations to date.